Exhibit 99.8 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
162372			0753-001	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	47.68	47.73	Audit DTI difference is due to income calculations and liabilities based on documents in loan file.